Share Capital and Capital Management	6 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE CAPITAL AND CAPITAL MANAGEMENT

13.    SHARE CAPITAL AND CAPITAL MANAGEMENT

	Issued and fully paid			Additional paid-in capital		Total share capital
	Number of shares	Value US$	Value RMB	Value US$	Value RMB	Value US$	Value RMB
At June 30, 2021, June 30, 2022 and December 31, 2022	41,948,748	39,139	276,523	377,538	2,488,705	416,677	2,765,228

Each share has a nominal value of US$0.001 per share.

There were weighted average of 41,948,748 shares in issue for the periods ended December 31, 2022 and 2021. The effects of all potential shares are anti-dilutive for the periods ended December 31, 2022 and 2021.